Supplemental Expense Information (Schedule of Supplemental Expense Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Component of Operating Other Cost and Expense
Research and development expenses	¥ 55,411	¥ 58,755	¥ 55,285
Advertising expenses	4,843	6,336	6,988
Selling, general and administrative expenses
Component of Operating Other Cost and Expense
Shipping and handling cost	¥ 22,787	¥ 23,454	¥ 24,050